File No. 333-11937
CIK#897009


                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                               Amendment No. 5 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

         Van Kampen American Capital Equity Opportunity Trust, Series 43
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: Sara L. Badler                           Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on December 24, 2001 pursuant to paragraph (b) of Rule 485.


LATIN AMERICAN TRUST, SERIES 1
Van Kampen American Capital Equity Opportunity Trust, Series 43

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE
    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------


                                    THE TRUST
         Latin American Trust, Series 1 (the "Trust") is a unit investment trust in the Van Kampen American Capital Equity Opportunity Trust, Series 43. The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of common stocks primarily issued by companies that should benefit from the economic revival and development of Latin America. Unless terminated earlier, the Trust will terminate on January 15, 2004 ("Mandatory Termination Date") and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

                              PUBLIC OFFERING PRICE
         The Public Offering Price per Unit is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts plus the applicable sales charge as described herein, divided by the number of Units outstanding. See "Summary of Essential Financial Information" in this Part One.


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE
        UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The Date of this Prospectus is December 24, 2001


                        Van Kampen Focus Portfolios (SM)


                       A Division of Van Kampen Funds Inc.
                         LATIN AMERICAN TRUST, SERIES 1
         Van Kampen American Capital Equity Opportunity Trust, Series 43
                   Summary of Essential Financial Information
                              As of October 2, 2001
            Managing Underwriter: International Assets Advisory Corp.
                         Sponsor: Van Kampen Funds Inc.
              Supervisor (1): Van Kampen Investment Advisory Corp.
                          (An Affiliate of the Sponsor)
                Sub- Supervisor (2): Global Assets Advisors, Inc.
                       Evaluator: The Bank of New York (1)
                          Trustee: The Bank of New York

                                                                                                             Latin
                                                                                                           American
                                                                                                             Trust
                                                                                                      -----------------
General Information
Number of Units.....................................................................................             28,954
Fractional Undivided Interest in Trust per Unit.....................................................           1/28,954
Public Offering Price:
      Aggregate Value of Securities in Portfolio (2)................................................  $      160,047.93
      Aggregate Value of Securities per Unit (including accumulated dividends)......................  $          5.5277
      Sales charge 3.5% (3.627% of Aggregate Value of Securities excluding principal cash) per Unit.  $           .2005
      Public Offering Price per Unit (3)(4).........................................................  $          5.7282
Redemption Price per Unit...........................................................................  $          5.5277
Secondary Market Repurchase Price per Unit..........................................................  $          5.5277
Excess of Public Offering Price per Unit Over Redemption Price per Unit.............................  $           .2005

Supervisor's Annual Supervisory Fee (2)........     Maximum of $.0070 per Unit
Evaluator's Annual Evaluators Fee (1)..........     Maximum of $.0015 per Unit
Evaluation Time................................     Close of the New York Stock Exchange
Date of Deposit................................     October 23, 1996
Mandatory Termination Date.....................     January 15, 2004

Minimum Termination Value......................     The Trustmay be terminated
               if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded
               $15,000,000, then the Trust Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Estimated Expenses per Unit (1)................     $.15032
Estimated Annual Dividends per Unit (6)........     $.58201
Trustee's Annual fee (7).......................     $.008 per Unit
Income and Capital Account Record Date.........     TENTH day of December
Income and Capital Account Distribution Date...     TWENTY-FIFTH day of December.


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(1) Notwithstanding anything to the contrary in Part II of this Prospectus, effective April 23, 2001, The Bank of New York became the Evaluator for each Trust, replacing American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp. As successor Evaluator, The Bank of
     New York will receive a fee for its services in an amount equal to $.0015 per Unit. Van Kampen Funds Inc. will continue to provide price dissemination and price oversight services for each Trust and will be reimbursed by each Trust for the cost of providing such services. This amount is estimated to be $.001 per Unit and will be included in the Estimated Expenses per Unit in future periods.

(2)  Pursuant to a contractual arrangement with the Supervisor, Global Assets
     Advisors, Inc. will provide to the Supervisor on an agency basis supervisory services in return for the entire supervisory fee.

(3) Equity Securities listed on a national or foreign securities exchange are valued at the closing sale price, or if no such price exists, or if the Equity Securities are not listed, at the closing bid price thereof.

(4) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(5) Effective on each October 23, commencing October 23, 1997, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.0%.
     See "Public Offering-Offering Price" in Prospectus Part Two.

(6) Estimated annual dividends are based on annualizing the last dividends declared, taking into consideration any applicable foreign withholding tax.

(7) The Trustee will receive additional annual compensation, payable in monthly installments of $1.10 and $1.60 per $1,000 of market value of the Equity
     Securities traded on Mexican and Argentine securities exchanges, respectively, and held in a sub-custodian account at month end.


                                    PORTFOLIO

   The Latin American Trust, Series 1 consists of 21 different issues of Equity
Securities all of which on the date of deposit were common stocks issued by companies that should benefit from the economic revival and development of Latin
America. All of the Equity Securities are listed on a national securities exchange, or are traded in the over-the-counter market as of the Initial Date of
Deposit.
                              PER UNIT INFORMATION
                                                1997 (1)         1998           1999           2000           2001
                                               ------------   ------------   ------------  ------------   ------------
Net asset value per Unit at
   beginning of period.....................   $        9.39  $       11.56  $        5.49 $        7.59  $        9.23
                                               ============   ============   ============  ============   ============
Net asset value per Unit at
   end of period...........................   $       11.56  $        5.49  $        7.59 $        9.23  $        6.99
                                               ============   ============   ============  ============   ============
Distributions to Unitholders of investment
   income including accumulated dividends
   paid on Units redeemed (average Units
   outstanding for entire period)..........   $          --  $        0.36  $        0.65 $        0.40  $        0.19
                                               ============   ============   ============  ============   ============
Distributions to Unitholders from Equity
   Security sales proceeds (average
   Units outstanding for entire period)....   $          --  $          --  $          -- $          --  $          --
                                               ============   ============   ============  ============   ============
Unrealized appreciation (depreciation) of
   Equity Securities (per Unit outstanding
   at end of period).......................   $        1.39  $      (7.78)  $       16.73 $        6.74  $      (1.01)
                                               ============   ============   ============  ============   ============
Units outstanding at end of period.........         637,821        327,321         73,336        35,452         28,954

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(1)  For the period from October 23, 1996 (date of deposit) through August 31,
     1997.


               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Latin American Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 43):
   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Latin American Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 43) as of August 31, 2001 and the related statements of operations and changes in net assets for the three years ended August 31, 2001. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.
   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2001 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Latin American Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 43) as of August 31, 2001 and the results of operations and changes in net assets for the three years ended August 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   October 12, 2001

                         LATIN AMERICAN TRUST, SERIES 1
                             Statements of Condition
                                 August 31, 2001
                                                                                                            Latin
                                                                                                           American
                                                                                                            Trust
                                                                                                         -----------
Trust property
   Cash ..............................................................................................   $     9,328
   Securities at market value, (cost $418,568) (note 1) ..............................................       193,012
   Accumulated dividends .............................................................................          --
   Receivable for securities sold ....................................................................          --
                                                                                                         -----------
                                                                                                         $   202,340
                                                                                                         ===========
Liabilities and interest to Unitholders
   Cash overdraft ....................................................................................   $      --
   Redemptions payable ...............................................................................          --
   Interest to Unitholders ...........................................................................       202,340
                                                                                                         -----------
                                                                                                         $   202,340
                                                                                                         ===========

                             Analyses of Net Assets

Interest of Unitholders (28,954 Units of fractional undivided interest outstanding)
   Cost to original investors of 633,121 Units (note 1) ..............................................   $ 6,730,431
     Less initial underwriting commission (note 3) ...................................................       370,061
                                                                                                         -----------
                                                                                                           6,360,370
     Less redemption of 604,167 Units ................................................................     4,744,523
                                                                                                         -----------
                                                                                                           1,615,847
   Undistributed net investment income
     Net investment income ...........................................................................       323,616
     Less distributions to Unitholders ...............................................................       301,619
                                                                                                         -----------
                                                                                                              21,997
   Realized gain (loss) on Security sale .............................................................    (1,209,948)
   Unrealized appreciation (depreciation) of Securities (note 2) .....................................      (225,556)
   Distributions to Unitholders of Security sale proceeds ............................................          --
                                                                                                         -----------
       Net asset value to Unitholders ................................................................   $   202,340
                                                                                                         ===========
Net asset value per Unit (28,954 Units outstanding) ..................................................   $      6.99
                                                                                                         ===========


        The accompanying notes are an integral part of these statements.



                         LATIN AMERICAN TRUST, SERIES 1
                            Statements of Operations
                             Years ended August 31,
                                                                                  1999          2000          2001
                                                                             ------------   ------------  ------------
   Investment income
      Dividend income......................................................  $     47,951   $    16,917   $    18,355
      Expenses
         Trustee fees and expenses.........................................         5,700         4,129         4,375
         Evaluator fees....................................................         1,020           290           111
         Supervisory fees..................................................         2,857           944           314
                                                                             ------------   ------------  ------------
            Total expenses.................................................         9,577         5,363         4,800
                                                                             ------------   ------------  ------------
         Net investment income.............................................        38,374        11,554        13,555
   Realized gain (loss) from Securities sale
      Proceeds.............................................................     1,526,323       325,446        46,711
      Cost.................................................................     2,458,047       485,848       103,854
                                                                             ------------   ------------  ------------
         Realized gain (loss)..............................................      (931,724)     (160,402)      (57,143)
   Net change in unrealized appreciation (depreciation) of Securities......     1,226,835       239,063       (29,296)
                                                                             ------------   ------------  ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS................................................  $    333,485   $    90,215   $   (72,884)
                                                                             ============   ============  ============

                       Statements of Changes in Net Assets
                             Years ended August 31,

                                                                                  1999          2000          2001
                                                                             ------------   ------------  ------------
   Increase (decrease) in net assets Operations:
      Net investment income................................................  $     38,374   $    11,554   $    13,555
      Realized gain (loss) on Securities sales.............................      (931,724)     (160,402)      (57,143)
      Net change in unrealized appreciation (depreciation) of Securities...     1,226,835       239,063       (29,296)
                                                                             ------------   ------------  ------------
         Net increase (decrease) in net assets resulting from operations...       333,485        90,215       (72,884)
   Distributions to Unitholders from:
      Net investment income................................................       (94,526)      (20,888)       (6,091)
      Security sale or redemption proceeds.................................            --            --            --
      Redemption of Units..................................................    (1,477,672)     (298,906)      (45,815)
                                                                             ------------   ------------  ------------
         Total increase (decrease).........................................    (1,238,713)     (229,579)     (124,790)
   Net asset value to Unitholders
      Beginning of period..................................................     1,795,422       556,709       327,130
      Additional Securities purchased from the proceeds of Unit Sales......            --            --            --
                                                                             ------------   ------------  ------------
      End of period (including undistributed net investment income of
         $23,867, $14,533, and $21,997, respectively)......................  $    556,709   $   327,130   $   202,340
                                                                             ============   ============  ============


        The accompanying notes are an integral part of these statements.

LATIN AMERICAN TRUST, SERIES 1                                                         PORTFOLIO as of August 31, 2001
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Valuation of
Number                                                                                   Market Value     Securities
of Shares         Name of Issuer                                                          Per Share       (Note 1)
---------------   --------------------------------------------------------------------  --------------- ---------------
            472   Banco Latinoamericano de Exportaciones, S.A. (Bladex)                 $   32.6500     $       15,411
-----------------------------------------------------------------------------------------------------------------------
            503   Banco Santiago                                                            23.2000             11,669
-----------------------------------------------------------------------------------------------------------------------
            483   Compania de Minas Buenaventura S.A.                                       19.1900              9,269
-----------------------------------------------------------------------------------------------------------------------
            692   Companhia Energetica de Minas Gerais (CEMIG)                              10.7200              7,418
-----------------------------------------------------------------------------------------------------------------------
          1,118   Companhia Vale do Rio Doce                                                20.1100             22,483
-----------------------------------------------------------------------------------------------------------------------
            560   Companhia Siderurgica Nacional                                            13.9500              7,812
-----------------------------------------------------------------------------------------------------------------------
          3,025   Corporacion GEO, S.A. de C.V.                                              1.0316              3,121
-----------------------------------------------------------------------------------------------------------------------
            417   Embratel Participacoes S.A.                                                4.0500              1,689
-----------------------------------------------------------------------------------------------------------------------
         27,037   Groupo Financiero Bancomer, S.A. de C.V.                                   0.8405             22,725
-----------------------------------------------------------------------------------------------------------------------
          5,509   Industrias Penoles S.A.                                                    0.9773              5,384
-----------------------------------------------------------------------------------------------------------------------
            380   Inversiones y Representaciones S.A.(IRSA)                                 14.0000              5,320
-----------------------------------------------------------------------------------------------------------------------
          3,213   Lojas Americanas S.A.                                                      1.0500              3,374
-----------------------------------------------------------------------------------------------------------------------
          3,676   Molinos Rio de la Plata S.A.                                               1.3001              4,779
-----------------------------------------------------------------------------------------------------------------------
          5,363   Organizacion Soriana S.A. de C.V.                                          2.3999             12,871
-----------------------------------------------------------------------------------------------------------------------
            524   Panamerican Beverages, Inc.                                               19.1700             10,045
-----------------------------------------------------------------------------------------------------------------------
            486   Sociedad Quimica y Minera Chile S.A.                                      20.8000             10,109
-----------------------------------------------------------------------------------------------------------------------
          1,620   Santa Isabel S.A.                                                          5.0500              8,181
-----------------------------------------------------------------------------------------------------------------------
            134   Telecomunicacoes Brasileiras S.A.                                         29.2000              3,913
-----------------------------------------------------------------------------------------------------------------------
            634   Tele Norte Leste Participacoes S.A.                                       10.9000              6,911
-----------------------------------------------------------------------------------------------------------------------
            265   Telesp Celular Participacoes S.A.                                         12.9300              3,426
-----------------------------------------------------------------------------------------------------------------------
          2,603   Transportadoro de Gas del Sur, S.A. (TGS)                                  6.5700             17,102
---------------                                                                                         ---------------
         58,714                                                                                         $      193,012
===============                                                                                         ===============


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The accompanying notes are an integral part of these statements.


                         LATIN AMERICAN TRUST, SERIES 1
                          Notes to Financial Statements
                         August 31, 1999, 2000 and 2001
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities listed on a national or foreign securities exchange are valued at the closing sales price or, if no such price exists, or if the Equity Securities are not listed, at the bid price thereof.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national or foreign securities exchange on the closing sale prices on the exchange. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value determined in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   New Accounting Pronouncements - On December 1, 2000, the American Institute of Certified Public Accountants issued a new audit and accounting guide for Investment Companies. The revised guide codifies new accounting standards on several issues, including amortization of premium or discount on debt securities and accounting for offering costs. Changes required by the guide are to be applied prospectively and are effective for fiscal years beginning after December 15, 2000. Amortization of premium or discount on debt securities will result in a reclassification of amounts previously recognized in unrealized gains or losses to net investment income. Trusts with unamortized offering costs are to apply the provisions relating to offering costs as a cumulative effect of the change charged or credited directly to Net Asset Value to Unitholders. The trustee and the sponsor believe that the adoption of the provisions in the guide will not have a material impact on the financial statements of the trust.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at August 31, 2001 is as follows:

   Unrealized Appreciation       $         3,951
   Unrealized Depreciation              (229,507)
                                 ---------------
                                 $      (225,556)
                                 ===============

NOTE 3- OTHER
   Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to 5.820% of the aggregate offering price of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per Unit on the date of an investor's purchase plus a sales charge of 5.5% of the public offering price which is 5.820% of the underlying value of the Securites. Effective on each October 23, commencing October 23, 1997, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.0%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.007 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the three years ended August 31, 2001, 253,985 Units, 37,884 Units, and 6,498 Units, respectively, were presented for redemption.



                              INTERNATIONAL ASSETS
                                 ADVISORY CORP.

 LATIN AMERICAN TRUST                                        PROSPECTUS PART TWO
--------------------------------------------------------------------------------

   THE FUND. Van Kampen American Capital Equity Opportunity Trust, Series 43 (the "Fund") is comprised of one underlying unit investment trust designated as the Latin American Trust, Series 1 (the "Trust"). The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of common stocks issued by companies that should benefit from the economic revival and development of Latin America (the "Equity Securities" or "Securities"). See "Trust Portfolio." All of the Securities are common stocks of foreign issuers, certain of which are held in American Depositary Receipt form ("ADRs"). The foreign common stocks which are traded on a foreign securities exchange are referred to herein as the "Foreign Securities." Unless terminated earlier, the Trust will terminate on January 15, 2004 (the "Mandatory Termination Date") and any Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

   OBJECTIVE OF THE TRUST. The objective of the Trust is to provide the potential for greater than average capital appreciation and broad-based exposure to Latin America by investing in a portfolio of equity securities issued by companies that should benefit from the economic revival and development of Latin America. See "Objectives and Securities Selection." There is, of course, no guarantee that the objective of the Trust will be achieved.

   PUBLIC OFFERING PRICE. The Public Offering Price of the Units of the Trust includes the aggregate underlying value of the Securities in the Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The Public Offering Price per Unit is based on the aggregate value of the Foreign Securities computed on the basis of the bid side value of the currency exchange rate for the relevant currency expressed in U.S. dollars. The sales charge is reduced on a graduated scale for sales involving at least 10,000 Units. The minimum purchase is 500 Units (100 Units for a tax-sheltered retirement plan). See "Public Offering."

                               PROSPECTUS PART II

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

        THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PROSPECTUS PART I
                     ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------

THE UNITS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   DIVIDEND AND CAPITAL DISTRIBUTIONS. Distributions of dividends and capital, if any, received by the Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One. Any distribution of income and/or capital will be net of the expenses of the Trust. See "Taxation." Additionally, upon surrender of Units for redemption or termination of the Trust, the Trustee will distribute to each Unitholder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital."

   SECONDARY MARKET FOR UNITS. Although not obligated to do so, International Assets Advisory Corp. ("IAAC") currently intends to maintain a market for Units of the Trust and offer to repurchase Units at prices which are based on the aggregate underlying value of Equity Securities in the Trust (generally determined by the closing sale prices of the Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units at prices based upon the aggregate underlying value of the Equity Securities in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. See "Rights of Unitholders--Redemption of Units."

   TERMINATION. Commencing on the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Securities. Written notice of any termination of the Trust shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination."

   PORTFOLIO SUPERVISION. Van Kampen Investment Advisory Corp., the Supervisor for the Trust, has retained Global Assets Advisors, Inc. (" Global Assets Advisors") as the Sub-Supervisor to provide research to the Supervisor and perform portfolio supervisory services for the Trust. The Sponsor believes that this arrangement is desirable in the present circumstances due to the complexity of the foreign equity security markets and Global Assets Advisors' expertise in providing equity research on individual foreign equity securities, emerging markets and the foreign equity security markets in general. The Supervisor will pay Global Assets Advisors the entire supervisory fee for providing these services. See "Summary of Essential Financial Information" in Part One.

   RISK FACTORS. An investment in the Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market and currency fluctuations, the lack of adequate financial information concerning an issuer, exchange control restrictions impacting foreign issuers and risks related to an investment in Latin American companies. For certain risk considerations related to the Trust, see "Risk Factors." Units of the Trust are not deposits or obligations of, and are not guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including the possible loss of the principal amount invested.

 THE TRUST

   Van Kampen American Capital Equity Opportunity Trust, Series 43, which is comprised of one unit investment trust, Latin American Trust, Series 1, was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Investment Advisory Corp., as Supervisor, The Bank of New York, as Trustee or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and the Bankof New York was appointed successor Evaluator.

   The Trust offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of equity securities issued by companies that should benefit from the economic revival and development of Latin America.

   Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date set forth under "Summary of Essential Financial Information" in Part One and any Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

   On the Initial Date of Deposit, the Sponsor deposited with the Trustee the Securities, including delivery statements relating to contracts for the purchase of certain such Securities and an irrevocable letter of credit issued by a financial institution in the amount required for such purchases. Thereafter, the Trustee, in exchange for such Securities (and contracts) so deposited, delivered to the Sponsor documentation evidencing the ownership of Units of the Trust.

   Each Unit of the Trust initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase accordingly, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor or IAAC, or until the termination of the Trust Agreement.

 OBJECTIVE AND SECURITIES SELECTION

   The objective of the Trust is to provide the potential for greater than average capital appreciation and broad-based exposure to Latin America by investing in a portfolio of common stocks issued by companies that should benefit from the economic revival and development of Latin America. There is, of course, no assurance that the Trust (which includes expenses and sales charges) will achieve its objective. The Equity Securities selected for deposit in the Trust were chosen by IAAC. In selecting the Securities, IAAC selected companies which, in its opinion, are financially sound and offer the potential for growth. In particular, IAAC evaluated the Securities based on a wide range of financial measures and performance characteristics including, among other factors, (a) strong industry position, (b) sound balance sheet, (c) history of solid management and (d) market liquidity.

   LATIN AMERICAN DIVERSIFICATION. The Trust consists of high-quality equities from Latin America chosen by IAAC with specific diversification parameters in mind. The portfolio contains securities of companies diversified among a variety of industry sectors which generally fall into the following categories:

     Retail: companies involved in supermarkets, department stores and warehouse format stores, and food and beverage producers and distributors.

     Infrastructure Development: companies involved in low-cost housing, property development, power generation and distribution, telecommunication services and cement production

     Natural Resources: companies involved in precious metals, base metals, gas and fertilizers

     Financial Services: companies involved in private banking to individuals and corporations, asset management firms, securities firms, credit card issuers and trade finance corporations

   The Trust has been developed in such a way as to provide exposure to a variety of industrial sectors for several major countries (Mexico, Brazil, Argentina and Chile/Peru) as well as other Latin American countries. IAAC believes that the portfolio offers the potential to benefit from the broad-based development of each country while maintaining diversification. Historical market data suggests that exposure to multiple Latin stock markets helps to reduce overall portfolio volatility and risk. Differing economic cycles, privatization schedules, and cultural factors serve to help reduce the correlation between markets, lowering the potential downside risk that investors could face in the event of a country-specific downturn. IAAC believes that the ultimate goal of global diversification is to decrease investment risk. Although the portfolio contains only Latin American securities, when added to a portfolio of global stocks, the Trust may help to reduce overall portfolio volatility. The Trust is intended to supplement an investment portfolio by helping investors achieve prudent exposure to Latin America through an investment in a portfolio of quality growth stocks. The Trust should not be considered as a complete equity investment program and diversification of Trust assets will not eliminate the risk of loss always inherent in an investment in securities. See "Risk Factors."

   GENERAL. Investors will be subject to taxation on the dividend income received by the Trust and on gains from the sale or liquidation of Securities. Investors should be aware that there is not any guarantee that the objective of the Trust will be achieved because it is subject to the continuing ability of the respective issuers to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Securities will pay dividends on outstanding common shares. Any distribution of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions. In addition, a decrease in the value of the foreign currencies relative to the U.S. dollar will adversely affect the value of the Trust's assets and income and the value of the Units of the Trust. See "Risk Factors."

   Investors should note that the above criteria was applied to the Securities for inclusion in the Trust as of the Initial Date of Deposit. Subsequent to the Initial Date of Deposit, the Securities may no longer meet the above criteria. Should a Security no longer meet the criteria originally established for inclusion in the Trust, such Security will not as a result thereof be removed from the Trust portfolio.

   Investors should be aware that the Trust is not a "managed" fund and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration"). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. The Trust may continue to hold Securities even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust.

 TRUST PORTFOLIO

   The Trust consists of common stocks of foreign companies that should benefit from the economic revival and development of Latin America (certain of which are held in ADR form). All of the Equity Securities are listed on a national or foreign securities exchange, the NASDAQ National Market or are traded in the over-the-counter market. Each of the Securities was selected by IAAC based upon those factors referred to under "Objectives and Securities Selection" above.

   The Trust consists of (a) the Equity Securities (including contracts for the purchase thereof) listed under "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Equity Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Equity Securities. However, should any contract for the purchase of any of the Equity Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Equity Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on or before the next scheduled distribution date.

   Investors should note that the above criteria were applied to the Equity Securities selected by IAAC for inclusion in the Trust portfolio as of the date indicated above. Since the Sponsor may deposit additional Equity Securities which were originally selected through this process, the Sponsor and IAAC may continue to sell Units of the Trust even though the Equity Securities would no longer be chosen for deposit into the Trust if the selection process were to be made again at a later time.

 RISK FACTORS

   GENERAL. An investment in Units of the Trust should be made with an understanding of the risks which an investment in common stocks of foreign issuers entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by each issuer's board of directors and have a right to participate in amounts available for distribution by such issuer only after all other claims on such issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities in the portfolio may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

   Whether or not the Equity Securities are listed on a national or foreign securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor or the Managing Underwriter. The price at which the Equity Securities may be sold to meet redemption, and the value of the Trust, will be adversely affected if trading markets for the Equity Securities are limited or absent.

   Unitholders will be unable to dispose of any of the Equity Securities in the Trust, as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in the Trust and will vote such stocks in accordance with the instructions of the Sponsor (who may rely on the Supervisor). In the absence of any such instructions, the Trustee will vote such Securities so as to insure that the Securities are voted as closely as possible in the same manner and the same general proportion as are shares held by owners other than the Trust.

   FOREIGN EQUITY RISKS. Since the Equity Securities consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Equity Securities, the possibility that the financial condition of the issuers of the Equity Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Equity Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Equity Securities, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

   Equity securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Equity Securities. See "Exchange Rate" below. Investors should also realize that, although certain Equity Securities are ADRs, all foreign issuers which operate internationally are subject to currency risks.

   The securities of certain foreign issuers in the Trust are in ADR form (including Global Depositary Receipts). See "Portfolio" in Part One. ADRs evidence American Depositary Receipts which represent common stock deposited with a custodian in a depositary. American Depositary Shares, and receipts therefor (ADRs), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the term ADR generally includes American Depositary Shares. ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues an ADR generally charges a fee, based on the price of the ADR, upon issuance and cancellation of the ADR. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying shares represented by the ADR than would be the case if the underlying share were held directly. The Trustee for this Trust acts as a depositary for ADRs, certain of which may be included in the Trust's portfolio. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the ADR market may also exist with respect to certain ADRs. In varying degrees, any or all of these factors may affect the value of the ADR compared with the value of the underlying shares in the local market. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. ADRs are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

   On the basis of the best information available to the Sponsor at the present time, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption.

   Investors should be aware that it may not be possible to buy all of the Equity Securities at the same time because of the unavailability of any Equity Security, and restrictions applicable to the Trust relating to the purchase of an Equity Security by reason of the federal securities laws or otherwise.

   Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Equity Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Equity Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Equity Securities, investors should realize that the Equity Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Equity Securities will be adversely affected if trading markets for the Equity Securities are limited or absent.

   LATIN AMERICA. Investment in securities issued by Latin American companies involves risks not typically associated with investments in securities of U.S. companies. See "Foreign Equity Risks" above. Certain of these risks include high rates of inflation and interest, the limited liquidity and relatively small market capitalization of the Latin American securities markets, potential delays in settlement transactions, high correlation of performance among markets, higher price volatility, restrictions on foreign investment, political and social uncertainties, governmental involvement in the economy, significant foreign currency devaluations and fluctuations, low or negative rates of growth, declining savings and investment, capital flight and excessive domestic and foreign indebtedness. Although there have been significant improvements in recent years, the Latin American economies continue to experience significant problems, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require economic and fiscal discipline and stable political and social conditions, all of which have been lacking at times in the past. Recovery will be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities. There is no assurance that current economic initiatives will be successful.

   EXCHANGE RATES. The Trust is concentrated in Equity Securities that are principally traded in foreign currencies and as such involves investment risks that are substantially different from an investment in a fund which invests in securities that are traded only in United States dollars. The United States dollar value of the portfolio (and hence of the Units) and of the distributions from the portfolio will vary with fluctuations in the United States dollar foreign exchange rates for the related foreign currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the rate of inflation in the respective economies compared to the United States, the impact of interest rate differentials between different currencies on the movement of foreign currency rates, the balance of imports and exports of goods and services, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries.

   The post-World War II international monetary system was, until 1973, dominated by the Bretton Woods Treaty, which established a system of fixed exchange rates and the convertibility of the United States dollar into gold through foreign central banks. Starting in 1971, growing volatility in the foreign exchange markets caused the United States to abandon gold convertibility and to effect a small devaluation of the United States dollar. In 1973, the system of fixed exchange rates between a number of the most important industrial countries of the world, among them the United States and most western European countries, was completely abandoned. Subsequently, major industrialized countries have adopted "floating" exchange rates, under which daily currency valuations depend on supply and demand in a freely fluctuating international market. Many smaller or developing countries have continued to "peg" their currencies to the United States dollar although there has been some interest in recent years in "pegging" currencies to "baskets" of other currencies or to a Special Drawing Right administered by the International Monetary Fund. Currencies are generally traded by leading international commercial banks and institutional investors (including corporate treasurers, money managers, pension funds and insurance companies). From time to time, central banks in a number of countries also are major buyers and sellers of foreign currencies, mostly for the purpose of preventing or reducing substantial exchange rate fluctuations.

   Exchange rate fluctuations are partly dependent on a number of economic factors including economic conditions within countries, the impact of actual and proposed government policies on the value of currencies, interest rate differentials between the currencies and the balance of imports and exports of goods and services and transfers of income and capital from one country to another. These economic factors are influenced primarily by a particular country's monetary and fiscal policies (although the perceived political situation in a particular country may have an influence as well--particularly with respect to transfers of capital). Investor psychology may also be an important determinant of currency fluctuations in the short run. Moreover, institutional investors trying to anticipate the future relative strength or weakness of a particular currency may sometimes exercise considerable speculative influence on currency exchange rates by purchasing or selling large amounts of the same currency or currencies. However, over the long term, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

   The Evaluator will estimate the current exchange rate for the appropriate foreign currencies based on activity in the related currency exchange market. However, since this market may be volatile and is constantly changing, depending on the activity at any particular time of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies, and since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not be indicative of the amount in United States dollars the Trust would receive had the Trustee sold any particular currency in the market. The foreign exchange transactions of the Trust will be concluded by the Trustee with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. Although foreign exchange dealers trade on a net basis, they do realize a profit based upon the difference between the price at which they are willing to buy a particular currency (bid price) and the price at which they are willing to sell the currency (offer price).

 TAXATION

   GENERAL. The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as capital assets (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinions, it is assumed that each Security is equity for federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Security when such income is considered to be received by the Trust.

   2. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Security when such dividends are considered to be received by the Trust regardless of whether such dividends are used to pay a portion of any deferred sales charge imposed. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested (see "Rights of Unitholders--Reinvestment Option").

   3. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is received by such Unitholder from the Trust as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchases his Units) in order to determine his initial tax basis for his pro rata portion of each Security held by the Trust. Unitholders should consult their own tax advisers with regard to the calculation of basis. For federal income tax purposes, a Unitholder's pro rata portion of the dividends, as defined by Section 316 of the Code, paid by a corporation with respect to a Security held by the Trust is taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits". A Unitholder's pro rata portion of dividends paid on such Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his Units.

   4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisers regarding the recognition of gains and losses for federal income tax purposes. Unitholders should consult their tax advisers regarding the recognition of gains and losses for federal income tax purposes.

   DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation.

   To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. Unitholders should consult their tax advisors with respect to the limitations on and modifications to the dividends received deduction.

   LIMITATIONS ON DEDUCTIBILITY OF TRUST EXPENSES BY UNITHOLDERS. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. As a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of a Trust as miscellaneous itemized deductions subject to this limitation.

   RECOGNITION OF TAXABLE GAIN OR LOSS UPON DISPOSITION OF SECURITIES BY THE TRUST OR DISPOSITION OF UNITS. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

   If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all Securities represented by a Unit. The Taxpayer Relief Act of 1997 (the "1997 Tax Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

   COMPUTATION OF THE UNITHOLDER'S TAX BASIS. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. The cost of the Units is allocated among the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security.

   A Unitholder's tax basis in his Units and his pro rata portion of a Security held by the Trust will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above.

   OTHER MATTERS. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.

   In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

   It should be noted that payments to the Trust of dividends on Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Tax Act imposes a required holding period for such credits. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

   At the termination of the Trust, the Trustee will furnish to each Unitholder of the Trust a statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or the sale of any Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.

   Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

   In the opinion of special counsel for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

   The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders") with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit in the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units.

 TRUST OPERATING EXPENSES

   INITIAL COSTS. All costs and expenses incurred in creating and establishing the Trust, including the cost of the initial preparation, printing and execution of the Trust Agreement and the certificates, legal and accounting expenses, advertising and selling expenses, expenses of the Trustee, initial fees of an evaluator and other out-of-pocket expenses have been borne by the Sponsor at no cost to the Fund.

   COMPENSATION OF SPONSOR AND EVALUATOR. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, Van Kampen Investment Advisory Corp., which is an affiliate of the Sponsor, will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One, for providing portfolio supervisory services for the Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates) may exceed the actual costs of providing such supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts sponsored by the Sponsor for which the Supervisor provides portfolio supervisory services in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. Pursuant to a contract with the Supervisor, Global Assets Advisors, Inc., a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities, provides, for both the initial offering period and secondary market transactions, portfolio supervisory services for the Trust and receives for such services the entire supervisory fee paid to the Supervisor. The Evaluator shall receive for regularly providing evaluation services to the Trust the annual per Unit evaluation fee, payable in monthly installments, set forth under "Summary of Essential Financial Information" in Part One (which is based on the number of Units of the Trust outstanding on January 1 of each year for which such compensation relates) for regularly evaluating the Trust portfolio. The foregoing fees are payable as described under "General" below. Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and IAAC will receive sales commissions and IAAC may realize other profits (or losses) in connection with the sale of Units and the deposit of the Securities as described under "Public Offering--Sponsor and Managing Underwriter Compensation" .

   TRUSTEE'S FEE. For its services the Trustee will receive the annual per Unit fee from the Trust set forth under "Summary of Essential Financial Information" in Part One (which is based on the number of Units of the Trust outstanding on January 1 of each year for which such compensation relates) and, in connection with certain Equity Securities held in sub-custodian accounts, certain additional amounts. The Trustee's fees are payable as described under "General" below. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing to the Trust and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration."

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees and (h) expenditures incurred in contacting Unitholders upon termination of the Trust. The expenses set forth herein are payable as described under "General" below. The Trust may pay the cost of updating its registration statement each year. Unit investment trust sponsors have historically paid these costs.

   GENERAL. All of the fees and expenses of the Trust will accrue on a daily basis. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. Since the Equity Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Equity Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Taxation."

 PUBLIC OFFERING

   GENERAL. Units are offered at the Public Offering Price. The secondary market public offering price is based on the aggregate underlying value of the Securities in the Trust, an applicable sales charge (which is initially 5.50% of the Public Offering Price and is reduced by .5 of 1% on each October 23 commencing October 23, 1997, to a minimum sales charge of 3.0%), and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The aggregate underlying value of the Securities is based on the U.S. dollar value of the Foreign Securities computed on the basis of the bid side value of the related currency exchange rate expressed in U.S. dollars as of the Evaluation Time. The sales charge applicable to quantity purchases is, reduced on a graduated basis to any person acquiring 10,000 or more Units as follows:

    AGGREGATE NUMBER OF UNITS PURCHASED     SALES CHARGE REDUCTION PER UNIT
    -----------------------------------     -----------------------------
              10,000-24,999                              0.60%
              25,000-49,999                              0.90
              50,000-99,999                              1.30
              100,000 or more                            2.10

   The sales charge reduction will primarily be the responsibility of IAAC, broker, dealer or agent. A Unitholder who purchases additional Units of the Trust may obtain a reduced sales charge through a right of accumulation on current purchases of Units. The applicable sales charge on such additional purchases will be determined based on the total of (a) the number of Units currently purchased plus (b) the total number of Units previously purchased. The following purchases may be aggregated for purposes of determining the total number of Units purchased: (i) individual purchases on behalf of a single purchaser, the purchaser's spouse and the purchaser's children under the age of 21 years; (ii) purchases in connection with an employee benefits plan exclusively for the benefit of such individuals, such as an IRA, individual plan under Internal Revenue Code section 403(b) or a single-participant Keogh-type plan; and (iii) purchases made by a company controlled by such individuals.

   Registered representatives of IAAC may purchase Units of the Trust at the current Public Offering Price less the underwriting commission during the initial offering period, and less the dealer's concession for secondary market transactions. Registered representatives of selling brokers, dealers, or agents may purchase Units of the Trust at the current Public Offering Price less the dealer's concession during the initial offering period and for secondary market transactions.

   OFFERING PRICE. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust. The aggregate underlying value of the Securities is based on the U.S. dollar value of the Foreign Securities computed on the basis of the bid side value of the related currency exchange rate expressed in U.S. dollars.

   As indicated above, the price of the Units was established by adding to the determination of the aggregate underlying value of the Securities in the Trust an amount equal to the sales charge and dividing the sum so obtained by the number of Units in the Trust outstanding. The Public Offering Price shall include the proportionate share of any cash held in the Income and Capital Accounts in the Trust. The Evaluator on each business day (except as stated below) will appraise or cause to be appraised the value of the underlying Securities in the Trust as of the Evaluation Time and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received prior to the Evaluation Time on each such day. Orders received by the Trustee or Managing Underwriter for purchases, sales or redemptions after the Evaluation Time, or on a day which is not a business day for the Trust, will be held until the next determination of price. No such evaluation shall be made on any date on which Securities representing greater than 33% of the aggregate value of the Trust are not traded on the principal trading exchange for such Securities due to a customary business holiday on such exchange. Accordingly, purchases or redemptions of Units on such a day will be based on the next determination of price of the Securities (and the price of such Units would be the next computed price).

   The value of the Equity Securities is determined on each business day by the Evaluator as described under "Rights of Unitholders--Redemption of Units"..

   In offering the Units to the public, neither the Sponsor, IAAC nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units will be distributed to the public by IAAC, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   It is the intention of the Sponsor to qualify Units of the Trust for sale in a number of states. For secondary market transactions, brokers, dealers or banks will receive a concession or agency commission equal to 3.6% of the Public Offering Price. However, resale of Units of the Trust by IAAC, dealers and others to the public will be made at the Public Offering Price described in the then current prospectus.

   Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 500 Units (100 Units for a tax-sheltered retirement plan). The Managing Underwriter reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   SPONSOR AND OTHER COMPENSATION. IAAC will receive the gross sales commission equal to the total sales charge imposed on Units, less any reduced sales charge for quantity purchases as described under "General" above. Any such quantity discount provided to investors will be borne by IAAC or the selling dealer or agent.

   In addition, IAAC realized a profit or loss, as the case be, as a result of the difference between the price paid for the Securities by IAAC and the cost of such Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor and IAAC have not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities in the Trust portfolio. IAAC may further realize additional profit or loss as a result of the possible fluctuations in the market value of the Securities in the Trust after a date of deposit, since all proceeds received from purchasers of Units (excluding dealer concessions and agency commissions allowed, if any) will be retained by IAAC.

   A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor or IAAC prior to the date of settlement for the purchase of Units may be used in the Sponsor's or the IAAC's business and may be deemed to be a benefit to the Sponsor or IAAC, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, IAAC currently intends to maintain a secondary market for Units of the Trust. In so maintaining a market, IAAC will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the IAAC or Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

   PUBLIC MARKET. Although it is not obligated to do so, IAAC currently intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices, subject to change at any time, based upon the aggregate underlying value of the Equity Securities in the Trust (computed as indicated under "Offering Price" above and "Rights of Unitholders--Redemption of Units"). The aggregate underlying value of the Foreign Securities is computed on the basis of the bid side value of the related currency exchange rate expressed in U.S. dollars. If the supply of Units exceeds demand or if some other business reason warrants it, IAAC may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units will be able to dispose of such Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units." A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   TAX-SHELTERED RETIREMENT PLANS. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 100 Units.

 RIGHTS OF UNITHOLDERS

   CERTIFICATES. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust will be evidenced by book entry unless a Unitholder or the Unitholder's registered broker-dealer makes a written request to the Trustee that ownership be evidenced by certificates. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presentation and surrender of such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign such written request, and such certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate representing the Units to be transferred with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any whole multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   DISTRIBUTIONS OF INCOME AND CAPITAL. Any dividends received by the Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account of the Trust. Dividends with respect to the Foreign Securities to be credited to such accounts are first converted into U.S. dollars at the applicable exchange rate.

   The Trustee will distribute any net income received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information"in Part One. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account of the Trust and not distributed until the next distribution date applicable to the Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of each Unitholder's pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   The Trustee will periodically deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account of the Trust amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trustassets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts of the Trust such amounts as may be necessary to cover redemptions of Units.

   REPORTS PROVIDED. The Trustee shall furnish Unitholders of the Trust in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit of the Trust outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder of the Trust a statement (i) as to the Income Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payment of applicable taxes, fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held by such Trust and the number of Units of the Trust outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit of the Trust based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts of the Trust, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements,Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust division office at 101 Barclay Street, 20th Floor, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as described above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units and converted into U.S. dollars as of the Evaluation Time set forth under "Summary of Essential Financial Information" in Part One. The "date of tender" is deemed to be the date of the next computation of the net asset value per Unit after Units are received by the Trustee for redemption. No such computation shall be made on any day on which Securities representing greater than 33% of the aggregate value of the Trust are not traded on the principal trading exchange for such Securities due to a customary business holiday on such exchange. Accordingly, purchases or redemptions of Units on such a day will be based on the next determination of price of the Securities (and the price of such Units would be the next computed price). Foreign securities exchanges are open for trading on certain days which are U.S. holidays on which the Trust will not transact business. The Foreign Securities will continue to trade on those days and thus the value of the Trust may be significantly affected on days when a Unitholder cannot sell or redeem his Units.

   The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts of the Trust to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the Supervisor for this purpose. Units so redeemed shall be cancelled.

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust, determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. During the initial offering period, the redemption price and the secondary market repurchase price will also include estimated organizational costs. For these purposes, the Evaluator may determine the value of the Securities in the following manner. If the Securities are listed on a national or foreign securities exchange or The Nasdaq Stock Market, this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate in U.S. dollars as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

 TRUST ADMINISTRATION

   IAAC'S PURCHASES OF UNITS. The Trustee shall notify the IAAC of any Units tendered for redemption. If the IAAC's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by IAAC may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the IAAC will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to IAAC which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   PORTFOLIO ADMINISTRATION. The portfolio of the Trust is not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. While the Trust will not be managed, the Trust Agreement does provide that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of an Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor the retention of such Securities would be detrimental to the Trust. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Equity Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "Trust Portfolio" for failed securities and as provided in this paragraph, the acquisition by the Trust of any securities other than the Securities is prohibited.

   As indicated under "Rights of Unitholders--Redemption of Units" above, the Trustee may also sell Securities designated by the Supervisor, or if no such designation has been made, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses.

   When the Trust sells Securities, the composition and diversity of the Equity Securities in the Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold. In effecting purchases and sales of the Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trust, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.

   AMENDMENT OR TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided, however, that the Trust Agreement may not be amended to increase the number of Units (except as provided in the Trust Agreement). The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders representing 51% of the Units of the Trust then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Trust then outstanding, or by the Trustee when the value of the Equity Securities owned by the Trust, as shown by any evaluation, is less than that amount set forth under Minimum Termination Value in "Summary of Essential Financial Information" in Part One. The Trust will be liquidated by the Trustee in the event that a sufficient number of Units of the Trust not yet sold are tendered for redemption by the Managing Underwriter or the Sponsor so that the net worth of the Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Sponsor and/or IAAC, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One.

   Commencing nine business days before, but no later than, the Mandatory Termination Date, Equity Securities may be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. The Sponsor shall direct the liquidation of Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Trust. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the Trust his pro rata share of the balance of the Income and Capital Accounts of the Trust.

   Within 60 days after the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   LIMITATIONS ON LIABILITIES. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder.

   The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   IAAC AND SUB-SUPERVISOR. IAAC is a full-service securities brokerage firm specializing in global investing. IAAC was formed as a Florida corporation in 1981 and registered as a broker/dealer in 1982. The firm has focused on the sale of global debt and equity securities to its clients. IAAC has developed an experienced team specializing in the selection, research, trading, currency exchange and execution of individual equity and fixed-income products on a global basis. Members of this team are also affiliated with Global Assets Advisors, Inc. and have many years of experience in the global marketplace. Global Assets Advisors, Inc., is the Sub-Supervisor and provides research and portfolio supervisory services for the Trust pursuant to a contract with the Supervisor. Global Assets Advisors is a wholly-owned subsidiary of International Assets Holding Corporation and a related corporation of IAAC. The principal offices of IAAC and Global Assets Advisors are located at 250 Park Avenue South, Suite 200, Winter Park, Florida 32789. The telephone number is (800) 432-0000.

   SPONSOR. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of your Trust. The Sponsor is an indirect subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

   Morgan Stanley Dean Witter & Co., together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); and real estate advice, financing and investing.

     Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has its principal offices at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, (630) 684-6000. As of November 30, 2000, the total stockholders' equity of Van Kampen Funds Inc. was $161,761,917 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

     As of September 30, 2001, the Sponsor and its Van Kampen affiliates managed or supervised more than $76 billion of investment products. The Sponsor and its Van Kampen affiliates offer more than 50 open-end mutual funds, 37 closed-end funds, and have sponsored over 2,700 series of fixed income and equity unit investment trusts.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its offices at 101 Barclay Street, New York, New York 10286, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

 OTHER MATTERS

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related securities portfolio at the Initial Date of Deposit included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.




                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 43, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of December, 2001.

                 Van Kampen American Capital Equity Opportunity Trust, Series 43
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                         By: Christine K. Putong
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on December 24, 2001 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III    Chairman and Chief Executive Officer               )

John H. Zimmermann III   President                                          )

Michael H. Santo         Managing Director and Chief Operations             )
                         and Technology Officer                             )


                                               Christine K. Putong______________
                                                             (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.